Summary of significant accounting policies (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of disaggregation of revenue from contracts with customers [line items]
Amount of expenses incurred	€ 7,881,351	€ 25,780,700
Cloud services expenses reclassified to operating expenses	686,944
Consultancy fees reclassified to operating expenses	670,649
Non-current payables to related parties	7,000,000
Cost of sales	53,831,214	€ 21,357,363
Amount of effect of change in Net Profit	0
Gross Gaming revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Cost of sales	€ 2,302,308